Document and Entity Information	Nov. 03, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001561660
Document Type	8-K
Document Period End Date	Nov. 03, 2019
Entity Registrant Name	PATTERN ENERGY GROUP INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36087
Entity Tax Identification Number	90-0893251
Entity Address, Address Line One	1088 Sansome Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	283-4000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Class A common stock
Trading Symbol	PEGI
M 0 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	CHX